Asset or Liability Financial Commodity Derivative Instrument Positions (Detail) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Natural Gas Liquids bbl	Jun. 30, 2013 Natural Gas Mcf	Jun. 30, 2013 Oil bbl	Jun. 30, 2013 2013-Swap Natural Gas Liquids bbl OptionPlan	Jun. 30, 2013 2013-Swap Natural Gas Mcf OptionPlan	Jun. 30, 2013 2013-Swap Oil bbl OptionPlan	Jun. 30, 2013 2014- Swap Natural Gas Liquids bbl OptionPlan	Jun. 30, 2013 2014- Swap Natural Gas Mcf OptionPlan	Jun. 30, 2013 2013-Three Way Collar Natural Gas Mcf OptionPlan	Jun. 30, 2013 2013-Three Way Collar Oil bbl OptionPlan	Jun. 30, 2013 2013-Collar Natural Gas Mcf OptionPlan	Jun. 30, 2013 2013-Collar Oil bbl OptionPlan	Jun. 30, 2013 2013-Put Natural Gas Mcf OptionPlan	Jun. 30, 2013 2013 - Swaption Natural Gas Mcf OptionPlan	Jun. 30, 2013 2013 - Deferred Put Spread Natural Gas Mcf OptionPlan	Jun. 30, 2013 Natural Gas Sold Call Natural Gas Mcf OptionPlan	Jun. 30, 2013 2014-3-Collar Natural Gas Mcf OptionPlan	Jun. 30, 2013 2014-3-Collar Oil bbl OptionPlan	Jun. 30, 2013 2014-Collar Natural Gas Mcf OptionPlan	Jun. 30, 2013 2014-Collar Oil bbl OptionPlan	Jun. 30, 2013 2015-Three Way Collar Natural Gas Mcf OptionPlan	Jun. 30, 2013 2015-Swap Natural Gas Mcf OptionPlan	Jun. 30, 2013 2014-Deferred Put Spread Oil bbl OptionPlan
Derivatives, Fair Value [Line Items]
Volume			180,000	29,610,000	978,000	162,000	4,920,000	330,000	18,000	4,830,000	1,260,000	30,000	780,000	30,000	1,320,000	600,000	900,000	1,800,000	7,800,000	360,000	1,800,000	60,000	2,400,000	1,200,000	168,000
Put Option						0	0.00	0.00	0	0.00	3.35	65.00	0.00	0.00	0.00	0.00	3.75	0.00	3.13	69.00	0.00	0.00	3.40	0.00	75.00
Floor						0	0.00	0.00	0	0.00	4.17	85.00	4.50	92.00	5.00	0.00	5.00	0.00	4.02	84.18	3.51	90.00	4.16	0.00	90.00
Ceiling						0	0.00	0.00	0	0.00	4.88	100.00	5.02	97.00	0.00	0.00	0.00	5.00	4.68	104.27	4.43	97.65	4.63	0.00	0.00
Swap						57.48	3.94	93.35	47.46	3.97	0.00	0.00	0.00	0.00	0.00	4.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.18	0.00
Fair Market Value	$ 8,200	$ 9,800	$ 1,199	$ 7,137	$ (123)	$ 1,135	$ 1,248	$ (586)	$ 64	$ 359	$ 535	$ (17)	$ 688	$ (5)	$ 1,537	$ 113	$ 1,003	$ (168)	$ 1,424	$ 423	$ (22)	$ 200	$ 238	$ 182	$ (138)